Income Taxes (Narrative) (FY) (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective income tax rate		24.80%		24.00%	25.60%	23.50%	23.40%	24.10%	17.80%
Effective income tax rate reconciliation, other reconciling items, percent	(1.10%)			(0.40%)	(1.30%)	(1.10%)	1.00%	0.40%	6.20%
Income tax payments			$ 113
Net operating loss carryforwards			33				$ 33
Gross unrecognized tax benefits			97				97	$ 94	$ 81	$ 115
Unrecognized tax benefits, net			82				82	76
Unrecognized tax benefits, indirect tax benefits			34				34	30
Potential interest and penalties			19				19	12
Recognized potential interest and penalties							1	$ 2	$ 9
Unrecognized tax benefits that would impact effective tax rate			2				2
United States | Domestic tax authority
Net operating loss carryforwards			1				1
Non-U.S. | Foreign tax authority
Net operating loss carryforwards			$ 32				$ 32